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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DCF Capital, L.L.C.
           --------------------------------------------------
Address:   660 Steamboat Road
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7546
                       ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas C. Floren
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (203) 618-1601
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Douglas C. Floren      Greenwich, Connecticut          08/15/00
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]             [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

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                               Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             45
                                               -------------

Form 13F Information Table Value Total:          461,494
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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

                                                  Form 13F INFORMATION TABLE


            COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6   COLUMN 7        COLUMN 8
--------------------------------- ------------- ----------- -------- ------------------- ---------- -------- -----------------------
                                    TITLE OF                 VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER               CLASS         CUSIP    (x$1000)  PRN AMT  PRN CALL  DISCRETION MANAGERS  SOLE   SHARED   NONE
--------------------------------- ------------- ----------- -------- --------- --- ----- ---------- -------- -------- ------- ------

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Abgenix  Inc                      Common Stock   00339B107    9,709   81,000   SH           sole               81,000
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Advanced Neuromodulation Sys      Common Stock   00757T101   10,661  636,500   SH           sole              636,500
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Alkermes Inc                      Common Stock   01642T108    2,356   50,000   SH           sole               50,000
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Arthrocare Corp                   Common Stock   043136100    5,394  101,300   SH           sole              101,300
----------------------------------------------------------------------------------------------------------------------------------
Astrazeneca PLC                   Sponsored ADR  046353108   13,297  285,950   SH           sole              285,950
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Aviron                            Common Stock   053762100    1,853   60,000   SH           sole               60,000
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Biosphere Medical Inc             Common Stock   09066V103      266   19,000   SH           sole               19,000
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Cima Labs Inc                     Common Stock   171796105   11,249  555,500   SH           sole              555,500
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Cubist Pharmaceuticals Inc        Common Stock   229678107   15,390  312,500   SH           sole              312,500
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E Mmedsoft Com Inc                Common Stock   26873Q101    1,200  150,000   SH           sole              150,000
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Enzon Inc                         Common Stock   293904108   18,233  429,000   SH           sole              429,000
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Epix Medical Inc                  Common Stock   26881Q101    1,711  115,000   SH           sole              115,000
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Genentech Inc                     Common Stock   368710406   23,220  135,000   SH           sole              135,000
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Genzyme Corp                      Common Stock   372917500    1,977  142,500   SH           sole              142,500
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Hemasure Inc                      Common Stock   423504109    2,074  414,750   SH           sole              414,750
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Idec Pharmaceuticals Corp         Common Stock   449370105   25,797  264,000   SH           sole              264,000
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Immunomedics Inc                  Common Stock   452907108    8,281  338,000   SH           sole              338,000
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Invitrogen Corp                   Common Stock   46185R100    8,769  116,600   SH           sole              116,600
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Johnson & Johnson                 Common Stock   478160104    1,314   12,895   SH           sole               12,895
----------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals Inc          Common Stock   495582108   34,635  789,400   SH           sole              789,400
----------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals Inc          Common Stock   495582108      657      160   SH  CALL     sole                  160
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LJL Biosystems Inc                Common Stock   501873103    7,386  381,200   SH           sole              381,200
----------------------------------------------------------------------------------------------------------------------------------
Laser Photonics                   Common Stock   517903308    8,208  517,045   SH           sole              517,045
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Lilly Eli & Co                    Common Stock   532457108    8,674   86,844   SH           sole               86,844
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Lynx Therapeutics Inc             Common Stock   551812308   13,960  293,500   SH           sole              293,500
----------------------------------------------------------------------------------------------------------------------------------
Matrix Pharmaceutical Inc         Common Stock   576844104    8,118  621,500   SH           sole              621,500
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Medimmune Inc                     Common Stock   584699102   33,145  447,915   SH           sole              447,915
----------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc                     Common Stock   585055106    1,731   34,751   SH           sole               34,751
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Microsoft Corp                    Common Stock   594918104      256    3,200   SH           sole                3,200
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Minimed Inc                       Common Stock   60365K108      236    2,000   SH           sole                2,000
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Molecular Devices Corp            Common Stock   60851C107    9,548      138   SH           sole                  138
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Myriad Genetics Inc               Common Stock   62855J104   17,251  116,500   SH           sole              116,500
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OSI Pharmaceuticals Inc           Common Stock   671040103   21,500  746,200   SH           sole              746,200
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PE Corp                           Com PE Bio Grp 69332S102   15,020  228,000   SH           sole              228,000
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PE Corp                           Celera Gen Grp 69332S201    1,150   12,500   SH           sole               12,500
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Pharmacia & Upjohn Inc            Common Stock   716941109   14,334  277,315   SH           sole              277,315
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Pharmacia & Upjohn Inc            Common Stock   716941109    4,975    2,000   SH CALL      sole                2,000
----------------------------------------------------------------------------------------------------------------------------------
Ribozyme Pharmaceuticals Inc      Common Stock   762567105    9,564  370,500   SH           sole              370,500
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Schering Plough Corp              Common Stock   806605101   13,635   27,000   SH           sole               27,000
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Sepracor Inc                      Common Stock   817315104   35,705  296,000   SH           sole              296,000
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Tularik Inc                       Common Stock   899165104    2,508   85,000   SH           sole               85,000
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Valentis Inc                      Common Stock   91913E104    5,670  482,593   SH           sole              482,593
----------------------------------------------------------------------------------------------------------------------------------
Visible Genetics Inc              Common Stock   92829S104   29,133  645,600   SH           sole              645,600
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Worldcom Inc GA New               Common Stock   98157D106      416    9,060   SH           sole                9,060
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Xoma Ltd                          ORD            G9825R107    1,328  310,100   SH           sole              310,100
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